Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting

(20) Segment Reporting

As of December 31, 2020 and 2021, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and P&C insurance products on behalf of insurance companies, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2019, 2020 and 2021. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenues
Agency	3,335,397	2,834,997	2,811,936	441,255
Claims Adjusting	370,606	433,148	459,178	72,055
Total net revenues	3,706,003	3,268,145	3,271,114	513,310
Operating costs and expenses
Agency	(2,797,651)	(2,481,219)	(2,418,444)	(379,507)
Claims Adjusting	(361,474)	(416,241)	(442,349)	(69,414)
Other	(77,515)	(68,499)	(108,416)	(17,013)
Total operating costs and expenses	(3,236,640)	(2,965,959)	(2,969,209)	(465,934)
Income (loss) from operations
Agency	537,746	353,778	393,492	61,748
Claims Adjusting	9,132	16,907	16,829	2,641
Other	(77,515)	(68,499)	(108,416)	(17,013)
Income from operations	469,363	302,186	301,905	47,376

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Segment assets
Agency	1,254,778	1,259,973	197,717
Claims Adjusting	309,237	302,592	47,483
Other	1,516,984	1,679,553	263,559
Total assets	3,080,999	3,242,118	508,759

Substantially all of the Group’s revenues for the three years ended December 31, 2019, 2020 and 2021 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.